Note 14 - Regulatory Matters (Details) - Compliance with Minimum Capital Requirements (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Consolidated Entities [Member]
Total Capital (to Risk- Weighted Assets)
Total capital	$ 69,871	$ 66,720
Total capital (to Risk-Weighted Assets)	18.30%	17.60%
Total capital - minimum capital requirement	30,607	30,346
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	65,816	61,951
Tier 1 capital (to risk-weighted assets)	17.20%	16.30%
Tier 1 capital - minimum capital requirement	15,304	15,173
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio
Tier I Capital (to Average Assets)
Tier I Capital	65,816	61,951
Tier I Capital (to Average Assets)	11.90%	11.20%
Tier I Capital - minimum capital requirement	22,118	22,127
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio
Bank [Member]
Total Capital (to Risk- Weighted Assets)
Total capital	67,432	63,968
Total capital (to Risk-Weighted Assets)	17.70%	16.90%
Total capital - minimum capital requirement	30,534	30,291
Total capital - minimum required to be well capitalized under prompt corrective action provisions	8.00%	8.00%
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions	38,168	37,864
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	10.00%	10.00%
Tier I Capital (to Risk- Weighted Assets)
Tier I capital	63,378	59,217
Tier 1 capital (to risk-weighted assets)	16.60%	15.60%
Tier 1 capital - minimum capital requirement	15,267	15,145
Tier 1 capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier 1 capital (to risk-weighted assets) minimum required to be well capitalized under prompt corrective action provisions	22,901	22,178
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	6.00%	6.00%
Tier I Capital (to Average Assets)
Tier I Capital	63,378	59,217
Tier I Capital (to Average Assets)	11.50%	10.70%
Tier I Capital - minimum capital requirement	22,091	22,099
Tier I Capital - minimum required to be well capitalized under prompt corrective action provisions	4.00%	4.00%
Tier I Capital (to Average Assets) - minimum required to be well capitalized under prompt corrective action provisions	$ 27,614	$ 27,623
Total capital (to Risk-Weighted Assets) - minimum required to be well capitalized under prompt corrective action provisions Ratio	5.00%	5.00%